Provisions - Summary of Movement in Provision for Site Restoration and Legal Charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Site restoration provision Beginning balance	$ 24	$ 25
Legal and other provision, Beginning balance	37	32
Site restoration provision Ending balance	27	24
Legal and other provision, End balance	20	37
Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Provisions made during the year	1
Provisions reversed during the year	0	(1)
Effect of movements in exchange rates	2
Legal and other provision
Disclosure of other provisions [line items]
Provisions made during the year	2	$ 5
Provisions reversed during the year	(21)
Effect of movements in exchange rates	$ 2